Parent Entity Information (Unaudited)	12 Months Ended
Dec. 31, 2023
Parent Entity Information (Unaudited) [Abstract]
PARENT ENTITY INFORMATION (UNAUDITED)

NOTE 33. PARENT ENTITY INFORMATION (UNAUDITED)

Set out below is the supplementary information about the parent entity.

Statement of Comprehensive Income

	Company
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Loss after income tax	(4,147,703)	(6,524,857)	(7,158,129)
Other comprehensive income	-	-	-
Total comprehensive loss	(4,147,703)	(6,524,857)	(7,158,129)

Statement of Financial Position

	Company
	December 31, 2023	December 31, 2022
	US$	US$
Total non-current assets	119	2,826,460
Total current assets	55,028,200	46,336,496
Total assets	55,028,319	49,162,956
Total current liabilities	(2,211,055)	(6,992,318)
Total non-current liabilities	(11,144,000)	(2,408,271)
Total liabilities	(13,355,055)	(9,400,589)
Total assets less liabilities	41,673,264	39,762,367

Equity
Issued capital	68,977,851	65,464,091
Other reserves	2,544,840	-
Accumulated losses	(29,849,427)	(25,701,724)
Total equity	41,673,264	39,762,367

Guarantees entered into by the parent entity in relation to the debts of its subsidiary

Other than as disclosed in this Annual Report, the parent entity had not guarantee debts of its subsidiary companies.

Contingent liabilities

Other than as disclosed in this Annual Report, the parent entity had no contingent liabilities as at December 31, 2023 and December 31, 2022.

Capital commitments – plant and equipment

The parent entity has no capital commitments for plant and equipment as at December 31, 2023 and December 31, 2022.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the Group, as disclosed in Note 3, except for:

-	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity,

-	Dividends received from subsidiaries are recognized as other income by the parent entity and its receipt may be an indicator of impairment.